Business combinations	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Business combinations

4	Business combinations

4.1 Acquisition in 2024 (Unidom)

On July 1, 2024, Afya Brazil acquired 100% of the share capital of Unidom, a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses. The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

Unidom
Assets
Cash and cash equivalents	3,272
Trade receivables	9,368
Advances	94
Recoverable taxes	82
Other assets	854
Indemnification assets	7,185
Property and equipment	5,709
Rights-of-use assets	28,989
Intangible assets	462,042
517,595
Liabilities
Trade payables	1,732
Loans and financing	4,377
Labor and social obligations	7,368
Taxes payable	5,254
Other taxes payable (i)	28,274
Advances from customers	1,234
Lease liabilities	28,989
Provision for legal proceedings	7,246
Other liabilities	4,393
88,867
Total identifiable net assets at fair value	428,728
Goodwill arising on acquisition	192,034

Purchase consideration transferred	620,762
Cash paid	340,773
Consideration to be transferred	279,989

Analysis of cash flows on acquisition
Transaction costs of the acquisition (included in cash flows from operating activities)	1,793
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	337,501
Net of cash flow on acquisition	339,294
(i)	Refers to deferred tax liabilities arising from transactions prior to Afya’s acquisition of Unidom.

The acquisition contributed with 300 operational medical school seats to the Undergrad segment. The authorization request for these 300 medical school seats was made to MEC before the Mais Médicos Law was enacted and MEC concluded its analysis and issued Ordinance 630/2020 ("Ordinance") in 2020 to authorize the operation considering 125 medical school seats. In 2021, as a result of a judicial order, MEC reviewed the Ordinance to authorize the 300 medical school seats initially requested by Unidom. Such decision was confirmed by a federal judge in the State of Bahia in 2023. Currently, Unidom has 300 medical school seats authorized, of which 125 are final and 175 are subject to a final conclusion of the aforementioned court proceedings.

The total consideration of R$620,762, net of Net Debt, is comprised of: (i) R$340,773 paid in cash on July 1, 2024; and (ii) R$279,989, considering purchase consideration adjustments, payable in up to ten annual installments, adjusted by the interbank deposit certificate ("CDI") rate, and it is conditioned upon the maintenance of the authorization of the 175 medical school seats in each of the prior year. The remaining payment balance is accelerated if a final and non-appealable conclusion of the aforementioned court proceedings, within the 10-year payment period, confirms the authorization for the 175 medical school seats. In turn, if, within the same 10-year payment period, a final and non-appealable conclusion of the aforementioned court proceedings does not confirm the authorization for such 175 medical school seats, the remaining payment balance will no longer be due. Based on the current status of aforementioned court proceedings, as well as other court decisions in relation to medical school seats approved by MEC under legal proceedings, Management has assessed that the likelihood of payment of such consideration is probable.

This acquisition was accounted for under IFRS 3 – Business Combinations.

Furthermore, if Unidom wins the bid processes in the Mais Médicos III Program, an additional payment of R$250 per granted seat will be made. Such medical school seats were not approved nor operating as of the date of acquisition. The probability of such payout cannot be reliably estimated and the contingent consideration was not measured at the acquisition date. Should the additional seats be approved, it will result in additional licenses, which will be measured accordingly if and when approved.

Transaction costs to date amount to R$2,755, which R$1,793 were expensed in the year ended December 31, 2024 (R$962 in the year ended December 31, 2023) and are included in selling, general and administrative expenses in the consolidated statement of income.

The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

At the acquisition date, the fair value of the trade receivables acquired is substantially the same as its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to the Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The fair value measurement of separately identified intangible assets acquired are based on income approach, determined using discounted cash flows, which include significant estimates around revenue growth projections, operating profit margins projections and discount rate. The Company engaged an independent valuation specialist to assist Management to assess the fair value of the assets acquired and liabilities assumed at the date of acquisition. The valuation techniques used were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

From the date of acquisition, Unidom contributed R$63,643 of revenue and R$30,013 to income before income taxes of the Company in the year ended December 31, 2024. If the acquisition had taken place at the beginning of the year, revenue and income before income taxes for the year ended December 31, 2024 would have been R$3,354,571 and R$697,449, respectively.

4.2 Acquisition in 2023 (DelRey)

The fair values of the identifiable assets acquired and liabilities assumed as of acquisition date of DelRey were:

DelRey
Assets
Cash and cash and equivalents	7,804
Trade receivables	33,741
Inventories	139
Recoverable taxes	589
Other assets	8,563
Property and equipment	24,980
Right-of-use assets	65,408
Intangible assets	728,777
870,001
Liabilities
Trade payables	12,253
Lease liabilities	65,408
Labor and social obligations	6,252
Taxes and contributions payable	2,282
Advances from customers	38,327
Provision for legal proceedings	152
Other liabilities	4,189
128,863
Total identifiable net assets at fair value	741,138
Goodwill arising on acquisition	75,098

Purchase consideration transferred	816,236
Cash paid	575,000
Consideration to be transferred	234,000
Digital solutions (i)	7,236

Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	12,332
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	567,196
Net of cash flow on acquisition	579,528

(i)	The total consideration transferred included the obligation to offer digital solutions, especially from Medcel, Pebmed and Medical Harbour, through access (free-of-charge) to medical students of other medical schools held by the selling shareholders, not subject to this acquisition, from 2023 to 2030. This purchase consideration was measured using assumptions such as numbers of approved medical school seats, current digital solutions prices, inflation and present value discount rates. The balances of such consideration are classified as other liabilities on the statement of financial position.

On January 2, 2023, Afya Brazil acquired 100% of the share capital of DelRey. The aggregate purchase price of R$816,236 was comprised by: (i) R$809,000 of which R$575,000 was paid in cash on the transaction closing date, and R$234,000 is payable in cash in three annual installments, respectively, of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate; and (ii) offer of AFYA’s digital solutions free of charge until December 31, 2030, for students of medicine of universities owned by the sellers which are not part of the transaction. The fair value of this service was estimated at R$7,236 at the acquisition date. At the date of acquisition and as of December 31, 2023, there were 84 additional seats still pending approval which, if approved by MEC, would result in a potential additional payment of up to R$105,000. Given the future event that would trigger the potential payout was not under the Company’s control, the probability of such payout could not be reliably estimated and accordingly the contingent consideration was not measured at the acquisition date and as of December 31, 2023.

On July 12, 2024, MEC authorized the increase of 80 medical school seats of UNIMA located in the city of Maceió, State of Alagoas, which resulted in an additional payment of R$107,627 to the former shareholders of UNIMA. With this authorization, Afya reached 220 medical school seats on this campus. The operation of these medical school seats started in the third quarter of 2024. Such additional seats were accounted for as licenses with indefinite useful life in intangible assets. See Note 11.

DelRey is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the States of Alagoas and Pernambuco, and encompasses the operations of UNIMA and Faculdade Tiradentes Jaboatão dos Guararapes (FCM Jaboatão). The acquisition contributed 340 medical school seats to the Undergrad segment. With the acquisition, Afya further consolidates its presence in the Brazilian Northeast, entering a new State in the region.

The acquisition of DelRey was accounted for under IFRS 3 - Business Combinations.

Transaction costs to date amount to R$12,332 and were expensed and are included in selling, general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired is substantially the same as its carrying amount.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to the Undergrad segment. The goodwill recognized is not expected to be deductible for income taxes purposes.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

The fair value measurement of separately identified intangible assets acquired are based on income approach, determined using discounted cash flows, which include significant estimates around revenue growth projections, operating profit margins projections and discount rate. The Company engaged an independent valuation specialist to assist Management to assess the fair value of the assets acquired and liabilities assumed at the date of acquisition. The valuation techniques were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

The valuation technique for property and equipment consists of determining the fair value of an asset by using methodologies like replacement costs and market value.

DelRey contributed R$240,107 of revenue and R$82,147 to income before income taxes of the Company in the year ended December 31, 2023.